Short Term Bank Loans - Schedule of Short-Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Short-Term Loans [Line Items]
Short-term loans	$ 3,042,296
Bank of Zheshang [Member]
Schedule of Short-Term Loans [Line Items]
Maturity Date	Jul. 22, 2024
Type	Operating Loans
Interest Rate per Annum (%)	3.60%
Bank Name	Bank of Zheshang
Short-term loans	$ 1,352,132
Bank of Hangzhou [Member]
Schedule of Short-Term Loans [Line Items]
Maturity Date	Jul. 25, 2024
Type	Operating Loans
Interest Rate per Annum (%)	3.55%
Bank Name	Bank of Hangzhou
Short-term loans	$ 1,408,470
Industrial and Commercial Bank of Xinchang [Member]
Schedule of Short-Term Loans [Line Items]
Maturity Date	Feb. 22, 2024
Type	Operating Loans
Interest Rate per Annum (%)	3.45%
Bank Name	Industrial and Commercial Bank of Xinchang
Short-term loans	$ 281,694